Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 3 - LEASES

The Company has entered into various non-cancellable operating lease agreements for certain office spaces. The leases have original lease periods expiring between 2024 and 2029. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured.

The following represents the aggregate right-of-use assets and related lease liabilities from operating lease agreements for certain offices as recognized in the consolidated balance sheets:

	December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in thousands
Right-of-use assets, net	$861	$690
Current liabilities	$188	$218
Long-term liabilities	637	424
Total operating lease liabilities	$825	$642

In December 2024, the Company entered into a new operating lease agreement of its office space in Romania which resulted in increase of the right-of-use asset and the lease liability in approximately $411 thousand, the lease terms is a five years period commencing in January 2025.

The weighted average lease term and weighted average discount rate as of December 31, 2024, were as follows:

Weighted average lease term – operating lease	4.09 years
Weighted average discount rate – operating lease	8.17%

The future cash flows related to the operating lease liabilities as of December 31, 2024, were as follows:

U.S. dollars in thousands
Years ending December 31:
2025	245
2026	241
2027	241
2028	140
2029	103
Total lease payments (undiscounted)	970
Less – discount to net present value	(145)
Present value of lease liabilities	$825